Supplement Dated June 12, 2017
To The Prospectus Dated April 24, 2017

Jackson Variable Series Trust

Please note that the changes may apply to your variable annuity product(s).

Proposed Reorganization of JNAM Guidance – Fixed Income 100 Fund

On May 24-25, 2017, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Fixed Income 100 Fund (the "Fixed Income 100 Fund" or the "Acquired Fund") into the JNAM Guidance – Conservative Fund (the "Conservative Fund" or the "Acquiring Fund"), each a series of the Trust (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Fixed Income 100 Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Fixed Income 100 Fund's assets and liabilities would be transferred to the Conservative Fund in return for shares of the Conservative Fund having an aggregate net asset value equal to the Fixed Income 100 Fund's net assets as of the valuation date. These Conservative Fund shares would be distributed pro rata to shareholders of the Fixed Income 100 Fund in exchange for their fund shares. Current Fixed Income 100 Fund shareholders would thus become shareholders of the Conservative Fund and receive shares of Conservative Fund with a total net asset value equal to that of their shares of the Fixed Income 100 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Fixed Income 100 Fund and the Conservative Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the Conservative Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Fixed Income 100 Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Conservative Fund, nor is it a solicitation of any proxy.  For more information regarding Conservative Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Equity 100 Fund

On May 24-25, 2017, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Equity 100 Fund (the "Equity 100 Fund" or the "Acquired Fund"), a series of the Trust, into the JNL Disciplined Growth Fund (the "Disciplined Growth Fund" or the "Acquiring Fund"), a series of the JNL Series Trust, (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Equity 100 Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Equity 100 Fund's assets and liabilities would be transferred to the Disciplined Growth Fund in return for shares of the Disciplined Growth Fund having an aggregate net asset value equal to the Equity 100 Fund's net assets as of the Closing Date.  These Disciplined Growth Fund shares would be distributed pro rata to shareholders of the Equity 100 Fund in exchange for their Equity 100 Fund shares.  Equity 100 Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Growth Fund and receive shares of the Disciplined Growth Fund with a total net asset value equal to that of their shares of the Equity 100 Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Equity 100 Fund and the Disciplined Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the Disciplined Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Equity 100 Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Disciplined Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Maximum Growth Fund

On May 24-25, 2017, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Maximum Growth Fund (the "Maximum Growth Fund" or the "Acquired Fund"), a series of the Trust, into the JNL Disciplined Growth Fund (the "Disciplined Growth Fund" or the "Acquiring Fund"), a series of the JNL Series Trust, (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Maximum Growth Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Maximum Growth Fund's assets and liabilities would be transferred to the Disciplined Growth Fund in return for shares of the Disciplined Growth Fund having an aggregate net asset value equal to the Maximum Growth Fund's net assets as of the Closing Date.  These Disciplined Growth Fund shares would be distributed pro rata to shareholders of the Maximum Growth Fund in exchange for their Maximum Growth Fund shares. Maximum Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Growth Fund and receive shares of the Disciplined Growth Fund with a total net asset value equal to that of their shares of the Maximum Growth Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Maximum Growth Fund and the Disciplined Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the Disciplined Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Maximum Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Disciplined Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Moderate Growth Fund

On May 24-25, 2017, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Moderate Growth Fund (the "Moderate Growth Fund" or the "Acquired Fund"), a series of the Trust, into the JNL Disciplined Moderate Fund (the "Disciplined Moderate Fund" or the "Acquiring Fund"), a series of the JNL Series Trust, (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Moderate Growth Fund at a shareholders' meeting expected to be held on August 23, 2017. If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Moderate Growth Fund's assets and liabilities would be transferred to the Disciplined Moderate Fund in return for shares of the Disciplined Moderate Fund having an aggregate net asset value equal to the Moderate Growth Fund 's net assets as of the Closing Date.  These Disciplined Moderate Fund shares would be distributed pro rata to shareholders of the Moderate Growth Fund in exchange for their Moderate Growth Fund shares.  Moderate Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Moderate Fund and receive shares of the Disciplined Moderate Fund with a total net asset value equal to that of their shares of the Moderate Growth Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Moderate Growth Fund and the Disciplined Moderate Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles.  A full description of the Disciplined Moderate Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Moderate Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Moderate Fund, nor is it a solicitation of any proxy.  For more information regarding Disciplined Moderate Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNAM Guidance – Growth Fund

On May 24-25, 2017, the Board of Trustees (the "Board") of the Jackson Variable Series Trust (the "Trust") approved the proposed reorganization of the JNAM Guidance – Growth Fund (the "Growth Fund" or the "Acquired Fund"), a series of the Trust, into the JNL Disciplined Moderate Growth Fund (the "Disciplined Moderate Growth Fund" or the "Acquiring Fund"), a series of the JNL Series Trust, (the "Reorganization").

The Reorganization is subject to approval by the shareholders of the Growth Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Growth Fund's assets and liabilities would be transferred to the Disciplined Moderate Growth Fund in return for shares of the Disciplined Moderate Growth Fund having an aggregate net asset value equal to the Growth Fund's net assets as of the Closing Date.  These Disciplined Moderate Growth Fund shares would be distributed pro rata to shareholders of the Growth Fund in exchange for their Growth Fund shares.  Growth Fund shareholders on the Closing Date would thus become shareholders of the Disciplined Moderate Growth Fund and receive shares of the Disciplined Moderate Growth Fund with a total net asset value equal to that of their shares of the Growth Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The Growth Fund and the Disciplined Moderate Growth Fund have comparable investment objectives and employ comparable investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Disciplined Moderate Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Guidance Growth Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Disciplined Moderate Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Disciplined Moderate Growth Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Investment Strategy and Name Change for JNAM Guidance – Conservative Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in investment strategy for JNAM Guidance – Conservative Fund (the "Fund") and a change in the Fund's name.  The name of the Fund will change to JNL Conservative Allocation Fund.  The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Investment Strategy and Name Change for JNAM Guidance – Moderate Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in investment strategy for JNAM Guidance – Moderate Fund (the "Fund") and a change in the Fund's name.  The name of the Fund will change to JNL Moderate Allocation Fund.  The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Name Change and Subsidiary Name Change for JNL/Van Eck International Gold Fund

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust approved a change in name for JNL/Van Eck International Gold Fund (the "Fund") and a corresponding change in subsidiary name for JNL/Van Eck International Gold Fund Ltd. (the "Subsidiary").  Effective September 25, 2017, the name of the Fund will change to JNL/VanEck International Gold Fund and the name of the Subsidiary will change to JNL/VanEck International Gold Fund Ltd.  The changes in Fund name and Subsidiary name are not subject to shareholder approval.

Fund Name Changes Effective September 25, 2017

On May 24-25, 2017, the Board of Trustees of the Jackson Variable Series Trust (the "Trust") approved a change in name for the following Funds of the Trust (the "Name Changes"):

Current Fund Names	New Fund Names Effective September 25, 2017
JNAM Guidance – Alt 100 Fund	JNL Institutional Alt 100 Fund
JNAM Guidance – Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund
JNAM Guidance – Real Assets Fund	JNL Real Assets Fund
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.